Debt and Capital Lease Obligations Maturities Schedules (Details) (USD $)					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Other Debt Obligations [Member]	Dec. 31, 2013 Finance Obligations Under Sale Leaseback [Member]	Dec. 31, 2013 Capital Lease Obligations [Member]
Schedule of Short Term and Long Term Debt [Line Items]
Long-term Debt, Maturities, Repayments of Principal after Year Five			$ 1,233,400,000		$ 91,100,000
Debt Instrument, Face Amount	3,576,200,000	2,368,300,000
Long-term Debt, Maturities, Repayments of Principal in Year Two			93,600,000	16,200,000	6,500,000
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months			360,800,000	23,300,000	7,200,000
Long-term Debt, Maturities, Repayments of Principal in Year Three			70,700,000	16,100,000	6,500,000
Long-term Debt, Maturities, Repayments of Principal in Year Four			32,200,000	15,900,000	6,500,000
Long-term Debt, Excluding Current Maturities			639,800,000	15,300,000	6,100,000
Capital Lease Obligations					123,900,000
Capital Lease Obligations, Noncurrent					89,500,000
Debt Instrument, Increase, Accrued Interest					(29,900,000)
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments					94,000,000
Capital Lease Obligations, Current					(4,500,000)
Long Term Debt Maturities Repayments Of Principal Total			$ 2,430,500,000